Events After the Reporting Date (Details) £ in Millions	Apr. 12, 2021 GBP (£)	Mar. 22, 2021 GBP (£)	Feb. 11, 2021 GBP (£)	Jan. 25, 2021 GBP (£)	Feb. 23, 2021 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Share capital percentage				100.00%
Total consideration			£ 23.1	£ 58.8	£ 60.4
Cash consideration			13.1	21.0	29.4
Debt assumed and discharged			9.0	4.5
Warrants issued			1.0	£ 33.3	£ 31.0
Number of employees				100	100
Acquired of freehold property			£ 15.9
Additional stocking facilities	£ 25.0	£ 25.0